Derivative Instruments - Summary of Notional Amount at Inception and Fair Value (Detail) - USD ($) $ in Millions	Mar. 31, 2026	Mar. 31, 2025
Derivative [Line Items]
Carrying amount assets	$ 28.2	$ 3.2
Derivative Asset, Statement of Financial Position [Extensible Enumeration]	Other Assets, Noncurrent	Other Assets, Noncurrent
Carrying amount liabilities	$ 18.7	$ 4.8
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Accounts Payable And Other Current Liabilities	Accounts Payable And Other Current Liabilities
Notional amount	$ 5,417.2	$ 2,303.1
Foreign currency swaps [Member]
Derivative [Line Items]
Carrying amount assets	14.9	2.0
Carrying amount liabilities	3.9	3.2
Notional amount	2,487.3	1,452.2
Foreign currency forwards [Member]
Derivative [Line Items]
Carrying amount assets	2.1	1.1
Carrying amount liabilities	2.0	0.6
Notional amount	761.3	727.0
Non-deliverable foreign exchange forwards [Member]
Derivative [Line Items]
Carrying amount assets	11.2	0.1
Carrying amount liabilities	12.8	1.0
Notional amount	$ 2,168.6	$ 123.9